Leases - Schedule of Operating Lease (Details)	6 Months Ended					12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)		Jun. 30, 2024 CNY (¥)		Dec. 31, 2024 CNY (¥)	Jun. 30, 2025 USD ($)
Lease [Line Items]
Right-of-use assets	¥ 2,867,003					¥ 3,739,296	$ 400,497
Less: impairment	(634,377)					(1,857,761)	(88,617)
Right-of-use assets	2,232,626					1,881,535	311,880
Operating lease liabilities – current	1,151,799					812,669	160,897
Operating lease liabilities – non-current	1,647,201					1,898,004	230,101
Total operating lease liabilities	2,799,000					2,710,673	$ 390,998
Beginning balance	1,857,761	$ 259,515		¥ 3,244,676		3,244,676
Derecognition	(1,223,384)	(170,898)				(1,386,915)
Ending balance	¥ 634,377	88,617				¥ 1,857,761
Weighted average remaining lease term (years)	3 years 6 months 10 days						3 years 6 months 10 days
Weighted average discount rate	3.98%						3.98%
Lease expense
Operating lease expense - third party	¥ 408,178	57,019		2,058,621
Short-term lease expense	10,642,261	1,486,640		7,615,047
Sublease income	(6,302,264)	(880,377)	[1]	(3,056,058)	[1]
Total lease expense	4,748,175	663,282		6,617,610
Other information
Cash paid for operating leases	544,790	76,103		3,003,868
Right-of-use assets obtained in exchange for operating new lease liabilities	¥ 704,089	$ 98,356		¥ 5,229,722

[1]	For the six months ended June 30, 2024, the Group incurred sublease income of RMB 3,056,058, and sublease cost of RMB 2,913,502. For the six months ended June 30, 2025, the Group incurred sublease income of RMB 6,302,264 (US$880,377), and sublease cost of RMB 5,054,269 (US$706,042).